Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs [Abstract]
Interest expenses on bank borrowings	$ 13,729	$ 5,187
Interest expenses on lease liabilities	166
Total finance costs	$ 13,895	$ 5,187